Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Operating lease liabilities, current	$ 28,416	$ 28,624
Operating lease liabilities, non-current	114,008	$ 128,434
Time charter-in vessels [Member]
Property, Plant, and Equipment [Line Items]
June 30, 2027	34,447
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031	24,073
June 30, 2032 and thereafter	3,208
Total undiscounted lease payments	159,659
Discount based on incremental borrowing rate	(19,422)
Present value of lease liability	140,237
Operating lease liabilities, current	27,452
Operating lease liabilities, non-current	$ 112,785